MINERAL PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
MINERAL PROPERTIES [Text Block]
3.	MINERAL PROPERTIES

Columbus Project - On February 20, 2008, the Company, through its wholly-owned subsidiary CMI, acquired a 100% interest in the Columbus Project, including an option for additional mining claims, by way of merger with the owner of the Columbus Project, Columbus Brine Inc. (“CBI”). Prior to the merger, the Company held a 15% interest in the Columbus Project by satisfying its option agreement requirements. The Company believes that the acquisition of the Columbus Project was beneficial because it provides for 100% ownership of the properties and fosters greater opportunity to finance and further develop the project. This merger was treated as a statutory merger for tax purposes whereby CMI was the surviving merger entity.

Under the terms of the Merger Agreement, the Company issued an aggregate of 10,440,087 shares of its common stock and 5,220,059 share purchase warrants to the former shareholders of CBI. All of the purchase warrants expired on February 20, 2013.

The Company determined that the acquisition of the Columbus Project did not constitute an acquisition of a business and therefore the Company recorded the acquisition as a purchase of assets.

The purchase price was allocated to the assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. The purchase price allocated to the real properties was based on fair market values determined using an independent real estate appraisal firm (Arden Salvage Company), and the fair value of the remaining assets acquired and liabilities assumed were based on management’s best estimates taking into account all available information at the time. The fair value of warrants was calculated using the Binomial Lattice pricing model.

Pursuant to the original option assignment agreement, as amended August 8, 2007, the Company granted and continues to have a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company.

The following table reflects the recorded purchase consideration for the Columbus Project:

Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

The following table reflects the components of the Columbus Project:

Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Red Mountain Project – On July 20, 2011, the Company entered into an Amended and Restated Option Agreement (the “Amendment”) on the Red Mountain Project. The Amendment acknowledged that the Company had earned an undivided 30.6% interest in the original Red Mountain Claims and amended the terms of the original Letter Agreement as follows:

a)

To maintain the buyout option, the Company is required to pay $8,000 per month effective July 1, 2011 until December 31, 2016 and spend an aggregate of $600,000 in additional qualifying expenditures by December 31, 2016. For each $2,000 in qualifying expenditures, the Company will earn a 0.1% interest in in the Red Mountain Claims, up to a maximum of an additional 29.4% interest.

b)

The Company may at any time during the life of the Red Mountain Project earn a 100% interest by paying $200,000 and by issuing shares with an aggregate value of $3,800,000. The share price will be equal to the volume weighted average trading price during the 20 trading days immediately prior to the date of the notice of exercise.

Pursuant to the option assignment agreement the Company granted a 5% net smelter return royalty to NMC.

DDB Claims - The Company, through its subsidiary CMI, had a lease agreement for mining claims with DDB Syndicate. Douglas D.G. Birnie, the Company’s CEO, is the indirect owner of a 1/8 interest in the DDB Syndicate, as is Lawrence E. Chizmar, a former member of our Board of Directors and a former director of CBI. The remaining members of the DDB Syndicate are made up of former officers and directors, and relatives of former officers and directors, of CBI, and affiliates of NMC. The DDB Claims were located in 2007, prior to Mr. Birnie’s, NMC’s, or Mr. Chizmar’s involvement with our Company.

The mining lease agreement provided the Company with an option to purchase the DDB Claims by paying a purchase price of $400,000, less any rental payments made prior to exercising the option, or paying the DDB Syndicate $10, plus the grant of a 2% royalty of net smelter returns on the DDB Claims. During the lease period, the Company paid $220,000 in lease payments. On November 20, 2012, the Company exercised their option to purchase the DDB Claims by paying the adjusted purchase price of $180,000 plus fees of $80. The total purchase price of $180,080 was included in mineral properties.

Reclamation bonds - The Company maintains required reclamation bonding with the Bureau of Land Management (“BLM”). Reclamation bonding consists of cash bonding held with the BLM and restricted investments held by the Company. Restricted investments consist of U.S. Treasury Notes and certificates of deposit. At June 30, 2013 and December 31, 2012, obligations under cash bonding amounted to $39,719 and $40,000, respectively. At June 30, 2013 and December 31, 2012, restricted investments amounted to $1,179,941 and $1,186,681 respectively, and exceeded bonding requirements by $29,941 and $36,681, respectively. The Company anticipates using the excess amount for future collateral requirements.

The following is a summary of restricted investments held for reclamation bonds:

				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

June 30, 2013
US Treasury Notes	$879,553	$24,041	$-	$903,594
Certificates of deposit	276,347	-	-	276,347

Total available-for-sale securities	$1,155,900	$24,041	$-	$1,179,941

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

Unrealized gains and losses on available-for-sale securities are included as a component of other comprehensive (loss) income. Unrealized (losses) gains were $(5,079) and $2,433 for the quarters ended June 30, 2013 and 2012, respectively and $(7,276) and $(4,705) for the six month periods ended June 30, 2013 and 2012, respectively.

The US Treasury Notes mature in July 2015. The Company has two certificates of deposit maturing in April 2016 and June 2014, respectively. Each certificate is set up for automatic renewal for one year periods until the Company or the financial institution elect not to renew.

Reclamation and remediation activities – Accrued reclamation and remediation costs relate to the Columbus Project and amounted to $672,338 as of June 30, 2013 and December 31, 2012, respectively.

3.	MINERAL PROPERTIES

Columbus Project - On February 20, 2008, the Company, through its wholly-owned subsidiary CMI, acquired a 100% interest in the Columbus Project, including an option for additional mining claims, by way of merger with the owner of the Columbus Project, Columbus Brine Inc. (“CBI”). Prior to the merger, the Company held a 15% interest in the Columbus Project by satisfying its option agreement requirements. The Company believes that the acquisition of the Columbus Project was beneficial because it provides for 100% ownership of the properties and fosters greater opportunity to finance and further develop the project. This merger was treated as a statutory merger for tax purposes whereby CMI was the surviving merger entity.

Under the terms of the Merger Agreement, the Company issued an aggregate of 10,440,087 shares of its common stock and 5,220,059 share purchase warrants to the former shareholders of CBI. Each share purchase warrant entitled the holder to purchase one additional share of common stock at a price of $2.39 per share. The share purchase warrants expired on February 20, 2013. The Company had the right to accelerate the expiration date of the warrants if the average closing price of the Company’s common stock over any 20 consecutive trading days was equal to or greater than 150% of the exercise price.

The Company determined that the acquisition of the Columbus Project did not constitute an acquisition of a business and therefore the Company recorded the acquisition as a purchase of assets.

The purchase price was allocated to the assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. The purchase price allocated to the real properties was based on fair market values determined using an independent real estate appraisal firm (Arden Salvage Company), and the fair value of the remaining assets acquired and liabilities assumed were based on management’s best estimates taking into account all available information at the time. The fair value of warrants was calculated using the Binomial Lattice pricing model.

Pursuant to the original option assignment agreement, as amended August 8, 2007, the Company granted and continues to have a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company.

The following table reflects the recorded purchase consideration for the Columbus Project:

Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

The following table reflects the components of the Columbus Project:

Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Red Mountain Project – On July 20, 2011, the Company entered into an Amended and Restated Option Agreement (the “Amendment”) on the Red Mountain Project. The Amendment acknowledged that the Company had earned an undivided 30.6% interest in the original Red Mountain Claims and amended the terms of the original Letter Agreement as follows:

a)

To maintain the buyout option, the Company is required to pay $8,000 per month effective July 1, 2011 until December 31, 2016 and spend an aggregate of $600,000 in additional qualifying expenditures by December 31, 2016. For each $2,000 in qualifying expenditures, the Company will earn a 0.1% interest in in the Red Mountain Claims, up to a maximum of an additional 29.4% interest.

b)

The Company may at any time during the life of the Red Mountain Project earn a 100% interest by paying $200,000 and by issuing shares with an aggregate value of $3,800,000. The share price will be equal to the volume weighted average trading price during the 20 trading days immediately prior to the date of the notice of exercise.

Pursuant to the option assignment agreement the Company granted a 5% net smelter return royalty to NMC.

DDB Claims – The Company, through its subsidiary CMI, had a lease agreement for mining claims with DDB Syndicate. Douglas D.G. Birnie, the Company’s CEO, is the indirect owner of a 1/8 interest in the DDB Syndicate, as is Lawrence E. Chizmar, a former member of our Board of Directors and a former director of CBI. The remaining members of the DDB Syndicate are made up of former officers and directors, and relatives of former officers and directors, of CBI, and affiliates of NMC. The DDB Claims were located in 2007, prior to Mr. Birnie’s, NMC’s, or Mr. Chizmar’s involvement with our Company.

The mining lease agreement provided the Company with an option to purchase the DDB Claims by paying a purchase price of $400,000, less any rental payments made prior to exercising the option, or paying the DDB Syndicate $10, plus the grant of a 2% royalty of net smelter returns on the DDB Claims. During the lease period, the Company paid $220,000 in lease payments. On November 20, 2012, the Company exercised their option to purchase the DDB Claims by paying the adjusted purchase price of $180,000 plus transfer fees of $80. The total purchase price of $180,080 was included in mineral properties at December 31, 2012.

Reclamation bonds - The Company maintains required reclamation bonding with the Bureau of Land Management (“BLM”). Reclamation bonding consists of cash bonding held with the BLM and restricted investments held by the Company. Restricted investments consist of U.S. Treasury Notes and certificates of deposit. At December 31, 2012 and 2011, cash bonding amounted to $40,000, respectively. At December 31, 2012 and 2011, restricted investments amounted to $1,186,681 and $1,193,567, respectively, and exceeded bonding requirements by $36,681 and $43,567, respectively. The Company anticipates using the excess amount for future collateral requirements.

The following is a summary of restricted investments held for reclamation bonds:

				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

December 31, 2011
US Treasury Notes	$879,553	$38,729	$-	$918,282
Certificates of deposit	275,285	-	-	275,285

Total available-for-sale securities	$1,154,838	$38,729	$-	$1,193,567

Unrealized gains and losses on available-for-sale securities are included as a component of other comprehensive (loss) income net of deferred taxes. Unrealized (loss) gain was $(7,413) and $39,674 for the years ended December 31, 2012 and 2011, respectively.

The US Treasury Notes mature in July 2015. The Company has two certificates of deposit maturing in April 2016 and June 2013, respectively. Each certificate is set up for automatic renewal for one year periods until the Company or the financial institution elect not to renew.

Reclamation and remediation activities – Accrued reclamation and remediation costs relate to the Columbus Project and amounted to $672,338 and $572,338 as of December 31, 2012 and 2011, respectively.